Contributed Equity (Details 2) - AUD ($)		12 Months Ended
		Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2016
Contributed Equity
Right issue (in shares)	[1]	18,045,512
Right issue (in shares)		3,275,466
Right issue to oversubscribes and private placement (in shares)		3,968,916
Shares under ESOP - for 6 months service (vesting monthly) (in shares)		251,877
Shares issued on NASDAQ (equivalent to 610,000 ADSs) (in shares)	[2]	24,400,000
Total 2017 Movement (in shares)		49,941,771	14,736,789
Right issue (in per shares)	[1]
Right issue (in per shares)		0.25
Right issue to oversubscribes and private placement (in per shares)		0.25
Shares under ESOP - for 6 months service (vesting monthly) (in per shares)		0.245
Shares issued on NASDAQ (equivalent to 610,000 ADSs) (in per shares)	[2]	$ 0.332
Right issue	[1]
Right issue		818,867
Right issue to oversubscribes and private placement		992,229
Shares under ESOP - for 6 months service (vesting monthly)		61,710
Shares issued on NASDAQ (equivalent to 610,000 ADSs)	[2]	8,092,517
Total 2017 Movement		$ 9,965,323	$ 5,472,200	$ 6,233,167

[1]	As at 30 June 2016, the Company was committed to issue 18,045,512 of ordinary shares in relation to the A$4,511,378 received in capital raising. These shares were subsequently issued to respective holders on 7 July 2016. 2,418,129 of these new fully paid ordinary shares were issued to Grandlodge on the same terms and conditions as all other subscribers.
[2]	Grandlodge participated in our NASDAQ IPO and acquired 32,707 ADRs and 32,707 Warrants.